Cover	Aug. 22, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2019
Entity File Number	1-11277
Entity Registrant Name	VALLEY NATIONAL BANCORP
Entity Central Index Key	0000714310
Entity Tax Identification Number	22-2477875
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	One Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(973)
Local Phone Number	305-8800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Common Stock No Par Value [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	VLY
Security Exchange Name	NASDAQ
Noncumulative Perpetual Preferred Stock Series No Par Value [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series A, no par value
Trading Symbol	VLYPP
Security Exchange Name	NASDAQ
Noncumulative Perpetual Preferred Stock Series B No Par Value [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series B, no par value
Trading Symbol	VLYPO
Security Exchange Name	NASDAQ